Stock-Based Compensation and Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Summary of Incentive Unit Activity
A summary of the Incentive Unit activity for the years ended December 31, 2018 and 2017 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2016	85,882,836	$1.19	6.81	$—
Forfeited	(70,000)	1.30
Outstanding, December 31, 2017	85,812,836	1.19	5.81	—
Forfeited	(450,000)	1.93
Outstanding, December 31, 2018	85,362,836	1.18	4.81	—
Unvested shares expected to vest after December 31, 2018	59,663,659	1.22	4.93	—
Exercisable at December 31, 2018	25,699,177	$1.11	4.50	$—

Stock-Based Compensation Expense
Stock-based compensation expense in connection with all stock-based awards is presented as follows (in thousands):

	Three Months Ended March 31,
	2019	2018
Operating expenses	$43	$18
Selling expenses	87	45
General and administrative expenses	727	141
Total stock-based compensation	$857	$204

Stock-based compensation expense in connection with all stock-based awards for the years ended December 31, 2018, 2017 and 2016 is allocated as follows (in thousands):

	Year ended December 31,
	2018	2017	2016
Operating expenses	$129	$65	$68
Selling expenses	285	217	(127)
General and administrative expenses	2,091	1,313	3,927
Total stock-based compensation	$2,505	$1,595	$3,868

Vivint Stock Appreciation Rights
Summary of the SAR Activity
A summary of the Vivint Group SAR activity for the years ended December 31, 2018 and 2017 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2016	21,993,158	$0.96	8.23	$—
Granted	13,250,640	1.74
Forfeited	(2,374,864)	1.12
Exercised	(114,644)	0.72
Outstanding, December 31, 2017	32,754,290	1.26	9.21	—
Granted	14,630,000	1.79
Forfeited	(9,255,137)	1.31
Exercised	(117,274)	0.89
Outstanding, December 31, 2018	38,011,879	1.46	8.07	—
Unvested shares expected to vest after December 31, 2018	33,813,668	1.51	8.28	—
Exercisable at December 31, 2018	4,198,211	$1.02	6.30	$—